UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2022

Date of reporting period:	July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the six months ended July 31, 2022 is attached hereto.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2022.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2022

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: October 3, 2022

Semi-Annual Report Six Months Ended July 31, 2022

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of July 31, 2022 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of July 31, 2022. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2022 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Semi-Annual Report of Permanent Portfolio Family of Funds for the six months ended July 31, 2022. The Semi-Annual Report includes the financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

The economy’s current inflation problem and the counter measures taken to date by the U.S. Federal Reserve in response have been the most blatant example of something hiding in plain sight that we have seen in some time, probably since the overleveraged conditions of the financial crisis of 2008. Judging by the negative returns provided by most asset classes so far this year, investors are starting to see this elephant in the room more clearly and are adjusting accordingly. Unfortunately, given the most recent monthly inflation readings and commensurate hawkish comments and actions taken by the Fed and other central banks, which are finally playing catch up, the economic environment we find ourselves in looks to be with us for some time to come. In such times, which largely includes trying to find some comfort in an uncertain world, it is important for investors to seek to minimize losses and preserve capital, while remaining patient and opportunistic, focused on achieving long term results. Our 40-year-old Permanent Portfolio can help. The Portfolio’s asset allocation strategy, including dedicated exposure to hard assets such as precious metals, natural resources, and real estate, as well as traditional stocks and bonds, was created with rising inflation, volatile interest rates and geopolitical uncertainty in mind. Permanent Portfolio has a 40-year track record of preserving and growing capital over the long term in excess of inflation in a wide variety of economic, market, financial and political periods going back to its founding in 1982.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives. In addition, if you have questions or would like more information on any of our strategies, including, for income investors, our short-term U.S. Treasury Portfolio, and our flexibly managed Versatile Bond Portfolio, or for longer term equity investors, our multi-cap core Aggressive Growth Portfolio, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for your continued trust and confidence in our Family of Funds. Now more than ever, we look forward to helping you navigate through these trying times to achieve long term success in reaching your financial goals for many years to come.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Six Months Ended July 31, 2022 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the six months ended July 31, 2022, the Portfolio’s Class I shares achieved a total return of - 3.24%, net of expenses to average net assets of .81%, as compared to .27% for the FTSE 3-Month U.S. Treasury Bill Index and -7.81% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 4.73% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the six months then ended reflected positive returns on its natural resource stocks and its growth stock investments in aerospace and energy services and processing, which were more than offset by negative returns on its gold and silver holdings, its real state stocks, its Swiss franc assets, its corporate bonds, its holdings of U.S. Treasury securities, and its other aggressive growth stocks. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 39 and 40.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification across asset classes does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2022.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended July 31, 2022 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended July 31, 2022 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	-5.73%	7.05%	4.62%	6.21%	12/01/1982
Class A Shares (PRPDX)	-5.98%	6.79%	—	6.93%	5/31/2016
Class C Shares (PRPHX)	-6.67%	5.99%	—	6.13%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	-10.68%	5.70%	—	6.05%
Class C Shares (PRPHX) (2)	-7.59%	5.99%	—	6.13%

FTSE 3-Month U.S. Treasury Bill Index (3)	.29%	1.09%	.63%	3.51%
Standard & Poor’s 500 Composite Stock Index (3)	-4.64%	12.83%	13.80%	11.58%

(1)	Returns for the ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022 were .81%, 1.06% and 1.81% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2022 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.95% of Total Net Assets
230,239 Troy Oz.	Gold bullion (a)	$405,887,936
95,000 Coins	One-ounce gold coins (a)	173,273,000

	Total Gold Assets (identified cost $360,257,512)	$579,160,936

	SILVER ASSETS — 4.76% of Total Net Assets
6.859.755 Troy Oz.	Silver bullion (a)	$138,265,223

	Total Silver Assets (identified cost $111,034,044)	$138,265,223

Principal Amount
	SWISS FRANC ASSETS — 7.49% of Total Net Assets
CHF 35,000,000	4.000% Swiss Confederation Bonds, 02-11-23	$37,528,667
CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	64,513,316
CHF 60,000,000	1.500% Swiss Confederation Bonds, 07-24-25	65,837,054
CHF 45,000,000	1.250% Swiss Confederation Bonds, 05-28-26	49,446,342

	Total Swiss Franc Assets (identified cost $221,605,454)	$217,325,379

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.49% of Total Net Assets

	NATURAL RESOURCES — 8.95% of Total Net Assets
175,000	APA Corporation	$6,504,750
150,000	BHP Group, Ltd. (b)	8,256,000
1,250,000	Birchcliff Energy, Ltd.	9,600,000
125,000	BP, p.l.c. (b)	3,672,500
500,000	Cameco Corporation	12,885,000
125,000	Canadian Natural Resources Ltd.	6,900,000
125,000	Chevron Corporation	20,472,500
125,000	ConocoPhillips	12,178,750
400,000	Devon Energy Corporation	25,140,000
125,000	Exxon Mobil Corporation	12,116,250
2,300,000	Freeport-McMoRan, Inc.	72,565,000
400,000	Murphy Oil Corporation	14,056,000
125,000	Nutrien, Ltd.	10,707,500
175,000	Occidental Petroleum Corporation	11,506,250
100,000	Occidental Petroleum Corporation warrants (a)	4,395,000
175,000	Ovintiv, Inc.	8,940,750
150,000	Rio Tinto p.l.c (b)	9,154,500
500,000	South32 Limited (b)	6,795,000
200,000	Vale S.A. (b)	2,692,000
54,210	Woodside Energy Group, Ltd. (b)	1,231,109

		$259,768,859

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 9.54% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,488,750
60,000	AvalonBay Communities, Inc.	12,836,400
60,000	Boston Properties, Inc.	5,469,600
200,000	Centerspace	17,178,000
75,000	Digital Realty Trust, Inc.	9,933,750
125,000	Duke Realty Corporation	7,820,000
60,000	Essex Property Trust, Inc.	17,191,800
100,000	Federal Realty Investment Trust	10,561,000
900,000	Franklin Street Properties Corporation	3,411,000
150,000	Highwoods Properties, Inc.	5,335,500
250,000	Kimco Realty Corporation	5,527,500
400,000	Outfront Media, Inc.	7,384,000
125,000	Prologis, Inc.	16,570,000
125,000	Regency Centers Corporation	8,053,750
100,000	Simon Property Group, Inc.	10,864,000
55,000	Texas Pacific Land Corporation	100,861,750
125,000	UDR, Inc.	6,050,000
250,000	UMH Properties, Inc.	5,327,500
200,000	Urstadt Biddle Properties, Inc.	3,726,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,200,000
100,000	Vornado Realty Trust	3,039,000
125,000	Washington Real Estate Investment Trust	2,771,250
150,000	Weyerhaeuser Company	5,448,000

		$277,048,550

	Total Real Estate and Natural Resource Stocks (identified cost $308,792,887)	$536,817,409

	AGGRESSIVE GROWTH STOCKS — 18.03% of Total Net Assets

	AEROSPACE — 1.07% of Total Net Assets
75,000	Lockheed Martin Corporation	$31,035,750

		$31,035,750

	CHEMICALS — 1.14% of Total Net Assets
70,000	Air Products & Chemicals, Inc.	$17,376,100
65,000	Albemarle Corporation	15,880,150

		$33,256,250
	COMPUTER SOFTWARE & SERVICES — 1.98% of Total Net Assets
70,000	Autodesk, Inc. (a)	$15,142,400
1,300,000	Palantir Technologies, Inc. Class A (a)	13,455,000
200,000	Sailpoint Technologies Holdings, Inc. (a)	12,754,000
190,000	Twilio, Inc. Class A (a)	16,112,000

		$57,463,400
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.11% of Total Net Assets
45,000	Broadcom, Inc.	$24,096,600
250,000	Intel Corporation	9,077,500
155,000	NVIDIA Corporation	28,152,650

		$61,326,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .66% of Total Net Assets
250,000	HF Sinclair Corporation	$11,955,000
80,000	Phillips 66	7,120,000

		$19,075,000
	ENGINEERING & CONSTRUCTION — .52% of Total Net Assets
175,000	Fluor Corporation (a)	$4,446,750
125,000	Lennar Corporation Class A	10,625,000

		$15,071,750
	ENTERTAINMENT & LEISURE — 1.47% of Total Net Assets
75,000	Disney (Walt) Company (a)	$7,957,500
190,000	Meta Platforms, Inc. Class A (a)	30,229,000
70,000	Wynn Resorts, Ltd.	4,443,600

		$42,630,100
	FINANCIAL SERVICES — 2.68% of Total Net Assets
400,000	Affirm Holdings, Inc. Class A (a)	$10,736,000
95,000	First Republic Bank	15,457,450
500,000	KeyCorp	9,150,000
170,000	Morgan Stanley	14,331,000
170,000	Schwab (Charles) Corporation	11,738,500
80,000	State Street Corporation	5,683,200
50,000	Visa, Inc. Class A	10,605,500

		$77,701,650
	MANUFACTURING — 2.03% of Total Net Assets
80,000	Agilent Technologies, Inc.	$10,728,000
80,000	Illinois Tool Works, Inc.	16,620,800
80,000	IPG Photonics Corporation (a)	8,526,400
80,000	Parker-Hannifin Corporation	23,127,200

		$59,002,400
	MATERIALS — .63% of Total Net Assets
135,000	Nucor Corporation	$18,333,000

		$18,333,000
	PHARMACEUTICALS — .77% of Total Net Assets
75,000	Amgen, Inc.	$18,560,250
300,000	Applied Molecular Transport, Inc. (a)	570,000
500,000	Atara Biotherapeutics, Inc. (a)	1,515,000
300,000	Cortexyme, Inc. (a)	585,000
300,000	Personalis, Inc. (a)	1,107,000

		$22,337,250
	RETAIL — 1.42% of Total Net Assets
60,000	Costco Wholesale Corporation	$32,478,000
60,000	Williams-Sonoma, Inc.	8,665,200

		$41,143,200
	TRANSPORTATION — 1.55% of Total Net Assets
200,000	Canadian Pacific Railway Limited	$15,774,000
75,000	FedEx Corporation	17,481,750
75,000	Ryder System, Inc.	5,874,000
250,000	Uber Technologies, Inc. (a)	5,862,500

		$44,992,250

	Total Aggressive Growth Stocks (identified cost $352,410,048)	$523,368,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 30.77% of Total Net Assets

	CORPORATE BONDS — 28.23% of Total Net Assets

	ADVERTISING & MARKETING — .26% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,511,434

		$7,511,434
	AEROSPACE — .80% of Total Net Assets
12,486,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,494,079
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,248,349
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,432,886

		$23,175,314
	CHEMICALS — .34% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$10,042,320

		$10,042,320
	COMMUNICATIONS SERVICES — .11% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,350,573

		$3,350,573
	COMPUTER SOFTWARE & SERVICES — 2.19% of Total Net Assets
12,500,000	2.750% eBay, Inc., 01-30-23	$12,451,469
7,615,000	2.950% Leidos, Inc., 05-15-23	7,567,406
11,500,000	4.150% Trimble, Inc., 06-15-23	11,478,765
31,803,000	4.750% Trimble, Inc., 12-01-24	32,067,283

		$63,564,923
	CONSUMER PRODUCTS — 4.85% of Total Net Assets
10,000,000	2.764% B.A.T. Capital Corporation, 08-15-22	$9,999,055
40,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	39,257,920
10,000,000	3.250% Conagra Brands, Inc., 09-15-22	10,003,580
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	15,228,660
5,000,000	3.650% General Mills, Inc., 02-15-24	5,029,030
15,250,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	14,345,606
5,000,000	3.500% McCormick & Company, Inc., 09-01-23	4,961,065
10,870,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,551,971
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	24,015,833
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,364,269

		$140,756,989
	ENERGY SERVICES & PROCESSING — .60% of Total Net Assets
5,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$4,990,480
5,000,000	2.625% HF Sinclair Corporation, 10-01-23	4,804,880
7,500,000	4.000% Schlumberger Holdings Corporation, 12-21-25 (c)	7,540,834

		$17,336,194
	ENGINEERING & CONSTRUCTION — 1.05% of Total Net Assets
6,207,000	4.750% D.R. Horton, Inc., 02-15-23	$6,252,302
12,500,000	2.500% D.R. Horton, Inc., 10-15-24	12,084,281
5,000,000	4.750% Lennar Corporation, 11-29-27	5,040,073
7,000,000	5.500% PulteGroup, Inc., 03-01-26	7,238,455

		$30,615,111

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.44% of Total Net Assets
$7,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$7,537,920
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,508,685
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	8,134,961
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,822,430
6,000,000	4.250% Associated Banc-Corp, 01-15-25	6,008,973
6,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	6,058,195
5,194,000	5.375% Citadel, L.P., 01-17-23 (c)	5,178,644
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	10,011,775
15,000,000	3.550% First Horizon Corporation, 05-26-23	14,963,340
12,500,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	12,716,281
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,020,717
15,000,000	3.750% Lazard Group, LLC, 02-13-25	14,840,782
15,000,000	3.500% SVB Financial Group, 01-29-25	14,762,610
4,500,000	2.859% UBS Group, AG, 08-15-23 (c)(d)	4,500,414

		$129,065,727
	INFORMATION SERVICES — .36% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,928,000
5,500,000	6.625% Relx, Inc., 10-15-23 (c)	5,671,229

		$10,599,229
	INSURANCE — 1.02% of Total Net Assets
2,920,000	3.800% Globe Life, Inc., 09-15-22	$2,920,981
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	4,950,345
7,500,000	4.350% Kemper Corporation, 02-15-25	7,499,899
3,246,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	3,357,286
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,439,816
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,414,672

		$29,582,999
	LODGING — .07% of Total Net Assets
2,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	$1,982,743

		$1,982,743
	MANUFACTURING — 1.00% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$14,234,992
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,823,410
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,928,228

		$28,986,630
	MATERIALS— .73% of Total Net Assets
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	$7,200,000
6,500,000	4.500% Vulcan Materials Company, 04-01-25	6,610,614
7,535,000	3.000% WRKCO, Inc., 09-15-24	7,376,637

		$21,187,251
	NATURAL RESOURCES — 2.34% of Total Net Assets
20,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	$19,931,670
12,500,000	4.375% Coterra Energy, Inc., 06-01-24 (c)	12,484,375
20,000,000	4.250% Mosaic Company, 11-15-23	20,171,190
4,500,000	3.150% Nutrien, Ltd., 10-01-22	4,489,038
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	7,870,342
3,229,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	3,015,079

		$67,961,694

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — .45% of Total Net Assets
$6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	$6,423,944
6,500,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	6,561,438

		$12,985,382
	REAL ESTATE — 4.81% of Total Net Assets
12,500,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	$12,518,169
4,497,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	4,468,217
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,780,582
10,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	8,175,890
3,500,000	2.625% Equinix, Inc., 11-18-24	3,386,192
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,490,480
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	4,150,360
7,500,000	3.625% Highwoods Realty, L.P., 01-15-23	7,495,211
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,309,249
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	7,961,015
6,170,000	3.850% Kimco Realty Corporation, 06-01-25	6,124,592
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,529,175
8,234,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	8,279,855
8,937,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	8,953,538
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,621,040
12,500,000	3.625% Site Centers Corporation, 02-01-25	12,203,950
15,137,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	15,100,262
5,270,000	2.950% UDR, Inc., 09-01-26	5,018,481

		$139,566,258
	RETAIL — .51% of Total Net Assets
5,723,000	1.750% Advance Auto Parts, Inc., 10-01-27	$5,015,302
10,000,000	3.500% AutoNation, Inc., 11-15-24	9,806,660

		$14,821,962
	TRANSPORTATION — .74% of Total Net Assets
5,210,000	4.450% Canadian Pacific Railway Limited, 03-15-23	$5,231,783
6,500,000	2.875% Kansas City Southern, 11-15-29	6,018,821
7,750,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (c)	7,760,963
2,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	2,500,075

		$21,511,642
	UTILITIES — 1.56% of Total Net Assets
12,720,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (c)	$12,663,161
4,000,000	4.250% Black Hills Corporation, 11-30-23	4,020,616
4,010,000	2.100% Georgia Power Company, 07-30-23	3,955,294
7,500,000	3.750% National Fuel Gas Company, 03-01-23	7,483,429
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,586,321
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	2,874,685
6,674,000	3.300% Xcel Energy, Inc., 06-01-25	6,608,578

		$45,192,084

		$819,796,459

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 2.54% of Total Net Assets
$10,000,000	United States Treasury bonds 2.125%, 09-30-24	$9,841,915
20,000,000	United States Treasury bonds .750%, 11-15-24	19,058,919
20,000,000	United States Treasury bonds 6.000%, 02-15-26	22,103,550
20,000,000	United States Treasury bonds 5.250%, 11-15-28	22,856,227

		$73,860,611

	Total Dollar Assets (identified cost $925,829,881)	$893,657,070

	Total Portfolio — 99.49% of total net assets (identified cost $2,279,929,826) (e)	$2,888,594,767
	Other assets, less liabilities (.51% of total net assets)	14,859,797

	Net assets applicable to outstanding shares	$2,903,454,564

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2022, these securities amounted to $165,903,972, or 5.71% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2022.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2022 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the six months ended July 31, 2022, the Portfolio’s Class I shares achieved a total return of -.56%, net of expenses to average net assets of .64%, as compared to .27% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to increasing net investment returns available on short-term U.S. Treasury and Agency securities being more than offset by decreases in value of Portfolio securities caused by rising interest rates. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2022.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2022 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2022 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	-1.33%	.28%	-.09%	2.13%	5/26/1987
FTSE 3-Month U.S. Treasury Bill Index (2)	.29%	1.09%	.63%	2.94%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses before and after fee waivers (“expense ratios”) for the year ended January 31, 2022 were 1.21% and .65%, respectively. The expense ratios for the six months ended July 31, 2022 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.90% of Total Net Assets
$1,000,000	United States Treasury bills 2.170%, 09-08-22 (a)	$997,746
1,800,000	United States Treasury notes .125%, 05-31-23	1,757,956
2,000,000	United States Treasury notes .250%, 09-30-23	1,938,035
1,850,000	United States Treasury notes 2.500%, 05-31-24	1,836,162
2,000,000	United States Treasury notes .625%, 10-15-24	1,904,007
1,800,000	United States Treasury notes 1.500%, 10-31-24	1,746,239
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,445,844
1,800,000	United States Treasury notes 2.625%, 04-15-25	1,788,759

	Total Portfolio — 99.90% of total net assets (identified cost $13,566,189) (b)	$13,414,748
	Other assets, less liabilities (.10% of total net assets)	12,796

	Net assets applicable to outstanding shares	$13,427,544

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2022 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the six months ended July 31, 2022, the Portfolio’s Class I shares achieved a total return of -3.31%, net of expenses to average net assets of .65%, as compared to -10.97% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The Portfolio’s return during the six months then ended exceeded the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, and its investments in U.S. dollar denominated corporate securities having greater credit risk, lower duration and less currency risk than the index. The returns of the index do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 22, 43 and 44.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of July 31, 2022. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2022 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Global Aggregate Bond Index. You cannot invest directly in an index. Returns shown for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2022 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	-4.53%	4.07%	3.87%	3.55%	9/27/1991
Class A Shares (PRVDX) (1)	-4.77%	3.81%	—	4.09%	5/31/2016
Class C Shares (PRVHX) (1)	-5.48%	3.04%	—	3.31%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	-8.58%	2.97%	—	3.40%
Class C Shares (PRVHX) (1)(3)	-6.42%	3.04%	—	3.31%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index (4)(5)	-15.50%	-.60%	.03%	4.50%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(4)

The Bloomberg Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the Index is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022, before fee waivers, were 1.20%, 1.45% and 2.20% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .64%, .89% and 1.64% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2022 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 87.55% of Total Net Assets

	ADVERTISING & MARKETING— 1.26% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$1,001,524

		$1,001,524
	AEROSPACE — .21% of Total Net Assets
170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$170,067

		$170,067
	COMPUTER SOFTWARE & SERVICES — 5.98% of Total Net Assets
1,750,000	4.150% Trimble, Inc., 06-15-23	$1,746,769
3,000,000	4.750% Trimble, Inc., 12-01-24	3,024,930

		$4,771,699
	CONSUMER PRODUCTS — 14.28% of Total Net Assets
5,650,000	3.222% B.A.T. Capital Corporation, 08-15-24	$5,545,181
685,000	7.125% Conagra Brands, Inc., 10-01-26	758,541
4,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	3,762,782
1,535,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (a)	1,340,520

		$11,407,024
	ENERGY SERVICES & PROCESSING — 10.01% of Total Net Assets
1,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$998,096
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	5,076,829
2,000,000	2.625% HF Sinclair Corporation, 10-01-23	1,921,952

		$7,996,877
	ENGINEERING & CONSTRUCTION — 1.30% of Total Net Assets
1,000,000	5.500% PulteGroup, Inc., 03-01-26	$1,034,065

		$1,034,065
	FINANCIAL SERVICES — 14.09% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,001,158
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	986,800
2,000,000	5.375% Citadel, L.P., 01-17-23 (a)	1,994,087
2,000,000	3.550% First Horizon Corporation, 05-26-23	1,995,112
1,000,000	4.100% ING Groep NV, 10-02-23	1,004,916
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	313,650
4,000,000	3.750% Lazard Group, LLC, 02-13-25	3,957,542

		$11,253,265
	INSURANCE — 8.49% of Total Net Assets
1,000,000	4.500% Brown & Brown, Inc., 03-15-29	$1,003,225
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,980,138
1,500,000	4.350% Kemper Corporation, 02-15-25	1,499,980
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,735,957
750,000	7.450% Phoenix Companies, Inc., 01-15-32	562,500

		$6,781,800
	MANUFACTURING — 2.31% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$374,850
1,500,000	4.625% Kennametal, Inc., 06-15-28	1,473,512

		$1,848,362
	MATERIALS — 1.23% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$978,750

		$978,750

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount		Market Value
	MEDICAL DEVICES — .77% of Total Net Assets
$750,000	4.176% Haemonetics Corporation, 03-01-26 (a)(b)(c)	$617,722

		$617,722
	NATURAL RESOURCES — 6.67% of Total Net Assets
229,000	1.625% Glencore Funding, LLC, 09-01-25	$211,211
1,000,000	6.950% Occidental Petroleum Corporation, 07-01-24	1,049,379
2,250,000	5.625% Parsley Energy, LLC, 10-15-27 (a)	2,202,187
2,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	1,867,500

		$5,330,277
	PHARMACEUTICALS — .44% of Total Net Assets
350,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$351,070

		$351,070
	REAL ESTATE — 11.90% of Total Net Assets
1,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,490,399
500,000	7.600% First Industrial, L.P., 07-15-28	568,651
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	1,004,291
1,000,000	3.850% Kimco Realty Corporation, 06-01-25	992,641
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,256,014
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,193,156

		$9,505,152
	RESTAURANTS — .37% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$297,034

		$297,034
	RETAIL — 2.15% of Total Net Assets
1,750,000	3.500% AutoNation, Inc., 11-15-24	$1,716,165

		$1,716,165
	TRANSPORTATION — 1.54% of Total Net Assets
1,250,000	2.900% Canadian Pacific Railway Limited, 02-01-25	$1,227,134

		$1,227,134
	UTILITIES — 4.55% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24 (a)	$495,195
1,250,000	2.100% Georgia Power Company, 07-30-23	1,232,947
1,500,000	3.750% National Fuel Gas Company, 03-01-23	1,496,686
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	407,886

		$3,632,714

	Total Corporate Bonds (identified cost $74,664,160)	$69,920,701

Number of Shares
	PREFERRED STOCKS — 11.65% of Total Net Assets

	COMMUNICATIONS SERVICES — 1.17% of Total Net Assets
30,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	$719,700
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	216,500

		$936,200

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Number of Shares		Market Value

	FINANCIAL SERVICES — 5.05% of Total Net Assets
11,338	5.625% Associated Banc-Corp, Preferred Class F (e)	$285,037
30,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	669,300
12,500	7.250% Compass Diversified Holdings, Preferred Class A (e)	309,375
42,500	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,070,575
10,000	6.000% Merchants Bancorp, Preferred Class C (e)	240,700
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (e)	335,400
25,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	581,750
25,000	4.875% Washington Federal, Inc., Preferred Class A (e)	537,000

		$4,029,137

	INSURANCE — .48% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(e)(f)	$379,092

		$379,092

	MANUFACTURING — 1.23% of Total Net Assets
35,000	10.625% Wesco International, Inc., Preferred Class A (d)(f)	$985,250

		$985,250

	REAL ESTATE — 3.72% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$1,079,550
1,672	6.375% UMH Properties, Inc., Preferred Class D (d)	42,603
15,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (d)	365,018
65,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (d)	1,483,306

		$2,970,477

	Total Preferred Stocks (identified cost $9,992,268)	$9,300,156

	Total Portfolio — 99.20% of total net assets (identified cost $84,656,428) (g)	$79,220,857
	Other assets, less liabilities (.80% of total net assets)	641,008

	Net assets applicable to outstanding shares	$79,861,865

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2022, these securities amounted to $13,418,041, or 16.80% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2022.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

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AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2022 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the six months ended July 31, 2022, the Portfolio’s Class I shares achieved a total return of -15.20%, net of expenses to average net assets of 1.21%, as compared to -5.54% for the Dow Jones Industrial Average and -7.81% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the six months ended July 31, 2022 included energy services and processing, materials, and transportation, while computer software and services, entertainment and leisure, and pharmaceuticals, provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 29, 46 and 47.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2022.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2022 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2022 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	-20.34%	10.46%	12.08%	10.11%	1/02/1990
Class A Shares (PAGDX)	-20.53%	10.19%	—	11.28%	5/31/2016
Class C Shares (PAGHX)	-21.12%	9.36%	—	10.45%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	-24.50%	9.06%	—	10.36%
Class C Shares (PAGHX) (1)	-21.86%	9.36%	—	10.45%

Dow Jones Industrial Average-Total Return (2)	-4.14%	10.86%	12.31%	10.47%
Standard & Poor’s 500 Composite Stock Index (2)	-4.64%	12.83%	13.80%	10.05%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022 were 1.21%, 1.46% and 2.21% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2022 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.08% of Total Net Assets

	AEROSPACE — 4.58% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,241,430

		$1,241,430
	CHEMICALS — 5.45% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$744,690
3,000	Albemarle Corporation	732,930

		$1,477,620
	COMPUTER SOFTWARE & SERVICES — 7.54% of Total Net Assets
4,000	Autodesk, Inc. (a)	$865,280
40,000	Palantir Technologies, Inc. Class A (a)	414,000
9,000	Twilio, Inc. Class A (a)	763,200

		$2,042,480
	ELECTRICAL EQUIPMENT & ELECTRONICS — 14.99% of Total Net Assets
2,500	Broadcom, Inc.	$1,338,700
15,000	Intel Corporation	544,650
12,000	NVIDIA Corporation	2,179,560

		$4,062,910
	ENERGY SERVICES & PROCESSING — 2.65% of Total Net Assets
15,000	HF Sinclair Corporation	$717,300

		$717,300
	ENGINEERING & CONSTRUCTION — 2.22% of Total Net Assets
7,000	Fluor Corporation (a)	$177,870
5,000	Lennar Corporation Class A	425,000

		$602,870
	ENTERTAINMENT & LEISURE — 6.06% of Total Net Assets
5,000	Disney (Walt) Company (a)	$530,500
5,000	Meta Platforms, Inc. Class A (a)	795,500
5,000	Wynn Resorts, Ltd.	317,400

		$1,643,400
	FINANCIAL SERVICES — 14.76% of Total Net Assets
11,000	Affirm Holdings, Inc. Class A (a)	$295,240
5,000	First Republic Bank	813,550
20,000	KeyCorp	366,000
10,000	Morgan Stanley	843,000
10,000	Schwab (Charles) Corporation	690,500
5,000	State Street Corporation	355,200
3,000	Visa, Inc. Class A	636,330

		$3,999,820
	MANUFACTURING — 8.16% of Total Net Assets
3,000	Agilent Technologies, Inc.	$402,300
3,000	Illinois Tool Works, Inc.	623,280
3,000	IPG Photonics Corporation (a)	319,740
3,000	Parker-Hannifin Corporation	867,270

		$2,212,590
	MATERIALS — 2.00% of Total Net Assets
4,000	Nucor Corporation	$543,200

		$543,200

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2022 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 15.05% of Total Net Assets
80,000	Birchcliff Energy, Ltd.	$614,400
80,000	Freeport-McMoRan, Inc.	2,524,000
5,000	Nutrien, Ltd.	428,300
10,000	Ovintiv, Inc.	510,900

		$4,077,600
	PHARMACEUTICALS — 3.48% of Total Net Assets
3,000	Amgen, Inc.	$742,410
20,000	Applied Molecular Transport, Inc. (a)	38,000
25,000	Atara Biotherapeutics, Inc. (a)	75,750
25,000	Cortexyme, Inc. (a)	48,750
10,000	Personalis, Inc. (a)	36,900

		$941,810
	RETAIL — 7.66% of Total Net Assets
2,500	Costco Wholesale Corporation	$1,353,250
5,000	Williams-Sonoma, Inc.	722,100

		$2,075,350
	TRANSPORTATION — 5.48% of Total Net Assets
5,000	Canadian Pacific Railway Limited	$394,350
3,000	FedEx Corporation	699,270
5,000	Ryder System, Inc.	391,600

		$1,485,220

	Total Portfolio — 100.08% of total net assets (identified cost $12,031,432) (b)	$27,123,600
	Liabilities, less other assets (.08% of total net assets)	(21,055)

	Net assets applicable to outstanding shares	$27,102,545

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2022 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $360,257,512; $—; $— and $—, respectively)	$579,160,936	$—	$—	$—
Silver assets (identified cost $111,034,044; $—; $— and $—, respectively)	138,265,223	—	—	—

	717,426,159	—	—	—
Swiss franc bonds	217,325,379	—	—	—
Real estate and natural resource stocks	536,817,409	—	—	—
Aggressive growth stocks	523,368,750	—	—	27,123,600
Corporate bonds	819,796,459	—	69,920,701	—
Preferred stocks	—	—	9,300,156	—
United States Treasury securities	73,860,611	13,414,748	—	—

Total investments (identified cost $2,279,929,826; $13,566,189; $84,656,428 and $12,031,432, respectively)	2,888,594,767	13,414,748	79,220,857	27,123,600
Cash	1,214,479	—	—	—
Accounts receivable for investments sold	—	—	839,121	—
Accounts receivable for shares of the portfolio sold	3,180,676	—	221,298	9,395
Accrued dividends receivable	862,475	—	50,449	34,110
Accrued interest receivable	9,139,399	44,719	656,215	—
Accrued foreign taxes receivable	5,207,543	—	—	—
Prepaid expenses	142,020	643	2,052	1,254

Total assets	2,908,341,359	13,460,110	80,989,992	27,168,359

LIABILITIES
Bank overdraft	—	16,859	887,929	40,254
Accounts payable for investments purchased	—	—	193,521	—
Accounts payable for shares of the portfolio redeemed	2,985,482	8,605	4,521	—
Accrued investment advisory fees	1,901,313	7,102	42,156	25,560

Total liabilities	4,886,795	32,566	1,128,127	65,814

NET ASSETS	$2,903,454,564	$13,427,544	$79,861,865	$27,102,545

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2022 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$62,377	$210	$1,274	$432
Paid-in capital	2,234,763,366	13,574,449	85,821,964	8,721,083

	2,234,825,743	13,574,659	85,823,238	8,721,515
Total distributable earnings (deficit)	668,628,821	(147,115)	(5,961,373)	18,381,030

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$2,903,454,564	$13,427,544	$79,861,865	$27,102,545

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$2,840,071,974	$13,427,544	$78,923,937	$26,869,685
Shares outstanding	60,991,257	210,271	1,258,394	427,850
Net asset value and redemption proceeds per share	$46.57	$63.86	$62.72	$62.80

CLASS A SHARES
Net assets applicable to outstanding shares	$29,450,736	$—	$166,090	$115,835
Shares outstanding	636,063	—	2,659	1,853
Net asset value per share	$46.30	$—	$62.47	$62.51
Offering price per share (NAV per share plus maximum sales charge) (1)	$48.74	$—	$65.07	$65.80

CLASS C SHARES
Net assets applicable to outstanding shares	$33,931,854	$—	$771,838	$117,025
Shares outstanding	749,428	—	12,546	1,972
Net asset value per share	$45.28	$—	$61.52	$59.34
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$44.83	$—	$60.90	$58.75

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2022 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$7,958,483	$53,669	$664,803	$—
Dividends	14,199,359	—	605,949	227,674
Other income	267	—	—	—

	22,158,109	53,669	1,270,752	227,674
EXPENSES (Notes 3 & 4)
Investment advisory fee	11,619,704	77,720	538,680	176,951
Trustees’ fees and expenses	248,672	1,078	8,678	3,057
Legal expense	30,666	132	1,073	377
Distribution and service fees — Class A	47,880	—	177	152
Distribution and service fees — Class C	162,865	—	2,674	617

Total expenses	12,109,787	78,930	551,282	181,154
Less waiver of investment advisory fee	—	(36,815)	(255,164)	—

Net expenses	12,109,787	42,115	296,118	181,154

Net investment income before foreign income taxes deducted at source	10,048,322	11,554	974,634	46,520
Less foreign income taxes deducted at source, net of refundable taxes	(52,964)	—	(3,079)	(1,305)

NET INVESTMENT INCOME	9,995,358	11,554	971,555	45,215

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	50,841,582	(3,677)	(819,234)	2,921,577
Foreign currency transactions	(7,150,343)	—	—	(10)

	43,691,239	(3,677)	(819,234)	2,921,567
Change in unrealized appreciation (depreciation) of:
Investments	(163,374,608)	(81,562)	(3,705,132)	(8,084,163)
Translation of assets and liabilities in foreign currencies	(88,907)	—	—	—

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(119,772,276)	(85,239)	(4,524,366)	(5,162,596)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(109,776,918)	$(73,685)	$(3,552,811)	$(5,117,381)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
OPERATIONS
Net investment income (loss)	$9,995,358	$6,781,604
Net realized gain (loss) on investments in securities	50,841,582	43,720,542
Net realized gain (loss) on foreign currency transactions	(7,150,343)	612,870
Change in unrealized appreciation (depreciation) of investments	(163,374,608)	100,766,454
Change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(88,907)	(670,978)

Net increase (decrease) in net assets resulting from operations	(109,776,918)	151,210,492

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	—	(58,862,759)
Class A	—	(838,489)
Class C	—	(505,506)

Total distributions to shareholders	—	(60,206,754)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	532,045,752	732,699,099
Class A	7,083,695	26,823,643
Class C	7,891,907	18,295,836
Distributions reinvested
Class I	—	45,966,660
Class A	—	577,348
Class C	—	382,861
Shares redeemed
Class I	(410,457,937)	(411,044,671)
Class A	(24,337,656)	(5,658,767)
Class C	(2,597,081)	(1,814,447)

Net increase (decrease) from capital stock transactions	109,628,680	406,227,562

NET INCREASE (DECREASE) IN NET ASSETS	(148,238)	497,231,300

NET ASSETS AT BEGINNING OF PERIOD	2,903,602,802	2,406,371,502

NET ASSETS AT END OF PERIOD	$2,903,454,564	$2,903,602,802

SHARE TRANSACTIONS
Shares sold
Class I	10,966,509	14,782,166
Class A	147,258	542,647
Class C	167,794	374,658
Distributions reinvested
Class I	—	929,934
Class A	—	11,728
Class C	—	7,915
Shares redeemed
Class I	(8,674,893)	(8,303,934)
Class A	(514,806)	(114,477)
Class C	(57,000)	(37,194)

INCREASE (DECREASE) IN SHARES OUTSTANDING	2,034,862	8,193,443

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022

$11,554	$(78,048)	$971,555	$1,232,654	$45,215	$(53,807)
(3,677)	—	(819,234)	229,299	2,921,577	1,430,657
—	—	—	—	(10)	—
(81,562)	(70,286)	(3,705,132)	(1,676,710)	(8,084,163)	1,864,703
—	—	—	—	—	—

(73,685)	(148,334)	(3,552,811)	(214,757)	(5,117,381)	3,241,553

—	—	—	(1,009,242)	—	(2,533,918)
—	—	—	(964)	—	(9,104)
—	—	—	(790)	—	(10,164)

—	—	—	(1,010,996)	—	(2,553,186)

1,558,537	5,628,416	16,209,319	142,945,762	1,103,655	6,445,234
—	—	53,550	106,440	5,700	27,505
—	—	431,594	345,054	—	71,439

—	—	—	943,071	—	2,460,042
—	—	—	964	—	9,104
—	—	—	790	—	10,164

(559,913)	(6,136,460)	(52,919,771)	(30,170,997)	(5,116,572)	(4,684,114)
—	—	(4,209)	(40,007)	(388)	(1,486)
—	—	(19,230)	(320)	—	(3,000)

998,624	(508,044)	(36,248,747)	114,130,757	(4,007,605)	4,334,888

924,939	(656,378)	(39,801,558)	112,905,004	(9,124,986)	5,023,255

12,502,605	13,158,983	119,663,423	6,758,419	36,227,531	31,204,276

$13,427,544	$12,502,605	$79,861,865	$119,663,423	$27,102,545	$36,227,531

24,395	87,005	255,461	2,178,578	15,412	76,071
—	—	852	1,622	80	327
—	—	6,996	5,344	—	871

—	—	—	14,447	—	30,078
—	—	—	15	—	112
—	—	—	12	—	131

(8,800)	(95,017)	(834,199)	(459,313)	(73,053)	(57,376)
—	—	(67)	(610)	(7)	(19)
—	—	(318)	(5)	—	(35)

15,595	(8,012)	(571,275)	1,740,090	(57,568)	50,160

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$48.13		$46.15	$40.96	$38.07	$42.01	$39.04

Income (loss) from investment operations
Net investment income (2)	.16		.12	.31	.39	.37	.35
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.72)		2.88	7.36	3.65	(1.52)	3.50

Total income (loss) from investment operations	(1.56)		3.00	7.67	4.04	(1.15)	3.85

Less distributions from
Net investment income	—		(.18)	(.43)	(.39)	(.31)	(.34)
Net realized gain on investments	—		(.84)	(2.05)	(.76)	(2.48)	(.54)

Total distributions	—		(1.02)	(2.48)	(1.15)	(2.79)	(.88)

Net asset value, end of period	$46.57		$48.13	$46.15	$40.96	$38.07	$42.01

Total return (4)	(3.24)%	†	6.44%	18.85%	10.73%	(2.47)%	9.97%

Ratios / supplemental data
Net assets, end of period (in thousands)	$2,840,072		$2,825,470	$2,367,139	$1,926,723	$1,969,888	$2,556,582

Portfolio turnover rate	9.01%	†	29.47%	41.03%	15.26%	18.62%	9.03%
Ratio of expenses to average net assets	.81%	*	.81%	.83%	.85%	.84%	.82%
Ratio of net investment income to average net assets	.70%	*	.25%	.72%	.97%	.93%	.88%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$47.92		$45.98	$40.86	$37.99	$41.94	$39.01

Income (loss) from investment operations
Net investment income (loss) (2)	.11		(.01)	.16	.27	.26	.22
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.73)		2.87	7.37	3.66	(1.50)	3.52

Total income (loss) from investment operations	(1.62)		2.86	7.53	3.93	(1.24)	3.74

Less distributions from
Net investment income	—		(.08)	(.36)	(.30)	(.23)	(.27)
Net realized gain on investments	—		(.84)	(2.05)	(.76)	(2.48)	(.54)

Total distributions	—		(.92)	(2.41)	(1.06)	(2.71)	(.81)

Net asset value, end of period	$46.30		$47.92	$45.98	$40.86	$37.99	$41.94

Total return (4)	(3.38)%	†	6.18%	18.56%	10.45%	(2.70)%	9.69%

Ratios / supplemental data
Net assets, end of period (in thousands)	$29,451		$48,095	$25,918	$9,752	$6,444	$3,842

Portfolio turnover rate	9.01%	†	29.47%	41.03%	15.26%	18.62%	9.03%
Ratio of expenses to average net assets	1.06%	*	1.06%	1.08%	1.10%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets	.45%	*	(.02)%	.36%	.68%	.65%	.55%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$47.04		$45.40	$40.45	$37.67	$41.68	$38.87

Income (loss) from investment operations
Net investment loss (2)	(.07)		(.38)	(.14)	(.03)	(.04)	(.07)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	(1.69)		2.86	7.24	3.63	(1.48)	3.48

Total income (loss) from investment operations	(1.76)		2.48	7.10	3.60	(1.52)	3.41

Less distributions from
Net investment income	—		—	(.10)	(.06)	(.01)	(.06)
Net realized gain on investments	—		(.84)	(2.05)	(.76)	(2.48)	(.54)

Total distributions	—		(.84)	(2.15)	(.82)	(2.49)	(.60)

Net asset value, end of period	$45.28		$47.04	$45.40	$40.45	$37.67	$41.68

Total return (4)	(3.74)%	†	5.41%	17.67%	9.62%	(3.43)%	8.87%

Ratios / supplemental data
Net assets, end of period (in thousands)	$33,932		$30,038	$13,315	$6,314	$4,047	$2,884

Portfolio turnover rate	9.01%	†	29.47%	41.03%	15.26%	18.62%	9.03%
Ratio of expenses to average net assets	1.81%	*	1.81%	1.83%	1.85%	1.84%	1.82%
Ratio of net investment loss to average net assets	(.30)%	*	(.78)%	(.34)%	(.07)%	(.09)%	(.19)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$64.22		$64.92	$65.07	$65.06	$64.77	$64.71

Income (loss) from investment operations
Net investment income (loss) (2)	.06		(.37)	(.02)	1.06	.75	.14
Net realized and unrealized gain (loss) on investments (3)	(.42)		(.33)	.01	.02	.08	(.08)

Total income (loss) from investment operations	(.36)		(.70)	(.01)	1.08	.83	.06

Less distributions from
Net investment income	—		—	(.14)	(1.07)	(.54)	—

Total distributions	—		—	(.14)	(1.07)	(.54)	—

Net asset value, end of period	$63.86		$64.22	$64.92	$65.07	$65.06	$64.77

Total return (4)	(.56)%	†	(1.08)%	(.02)%	1.66%	1.28%	.09%

Ratios / supplemental data
Net assets, end of period (in thousands)	$13,428		$12,503	$13,159	$12,630	$15,930	$12,407

Portfolio turnover rate	—%	†	—%	48.08%	55.42%	81.53%	24.81%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.64%	*	.65%	.66%	.66%	.72%	.72%
Before Advisory Fee waiver	1.21%	*	1.21%	1.22%	1.23%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	.18%	*	(.57)%	(.02)%	1.62%	1.15%	.22%
Before Advisory Fee waiver	.39%	*	(1.13)%	(.58)%	1.05%	.64%	(.28)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$64.87		$64.50	$61.75	$58.30	$57.29	$58.90

Income (loss) from investment operations
Net investment income (2)	.79		1.00	2.37	2.01	1.99	1.54
Net realized and unrealized gain (loss) on investments (3)(4)	(2.94)		(.07)	3.41	2.97	—	(1.26)

Total income (loss) from investment operations	(2.15)		.93	5.78	4.98	1.99	.28

Less distributions from
Net investment income	—		(.56)	(3.03)	(1.53)	(.98)	(1.89)

Total distributions	—		(.56)	(3.03)	(1.53)	(.98)	(1.89)

Net asset value, end of period	$62.72		$64.87	$64.50	$61.75	$58.30	$57.29

Total return (4)(5)	(3.31)%	†	1.43%	9.43%	8.58%	3.51%	.48%

Ratios / supplemental data
Net assets, end of period (in thousands)	$78,924		$119,167	$6,671	$21,335	$9,359	$6,491

Portfolio turnover rate	4.22%	†	34.70%	29.89%	52.51%	40.36%	29.87%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	*	.64%	.67%	.66%	.82%	.84%
Before Advisory Fee waiver	1.21%	*	1.20%	1.23%	1.22%	1.22%	1.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.15%	*	1.53%	3.85%	3.30%	3.43%	2.63%
Before Advisory Fee waiver	1.59%	*	.97%	3.29%	2.74%	3.03%	2.26%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.03)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$64.69		$64.38	$61.72	$58.27	$57.27	$58.86

Income (loss) from investment operations
Net investment income (2)	.81		.87	2.21	1.85	1.84	1.35
Net realized and unrealized gain (loss) on investments (3)(4)	(3.03)		(.11)	3.41	2.96	.01	(1.21)

Total income (loss) from investment operations	(2.22)		.76	5.62	4.81	1.85	.14

Less distributions from
Net investment income	—		(.45)	(2.96)	(1.36)	(.85)	(1.73)

Total distributions	—		(.45)	(2.96)	(1.36)	(.85)	(1.73)

Net asset value, end of period	$62.47		$64.69	$64.38	$61.72	$58.27	$57.27

Total return (4)(5)	(3.43)%	†	1.17%	9.18%	8.29%	3.26%	.25%

Ratios / supplemental data
Net assets, end of period (in thousands)	$166		$121	$55	$13	$12	$12

Portfolio turnover rate	4.22%	†	34.70%	29.89%	52.51%	40.36%	29.87%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	*	.89%	.92%	.91%	1.07%	1.09%
Before Advisory Fee waiver	1.46%	*	1.45%	1.48%	1.47%	1.47%	1.47%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	1.95%	*	1.32%	3.49%	3.05%	3.16%	2.31%
Before Advisory Fee waiver	1.39%	*	.76%	2.93%	2.49%	2.76%	1.94%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.26)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$63.94		$63.86	$61.55	$58.14	$57.18	$58.83

Income (loss) from investment operations
Net investment income (2)	1.19		.34	1.76	1.38	1.39	.91
Net realized and unrealized gain (loss) on investments (3)(4)	(3.61)		(.07)	3.34	2.96	.02	(1.21)

Total income (loss) from investment operations	(2.42)		.27	5.10	4.34	1.41	(.30)

Less distributions from
Net investment income	—		(.19)	(2.79)	(.93)	(.45)	(1.35)

Total distributions	—		(.19)	(2.79)	(.93)	(.45)	(1.35)

Net asset value, end of period	$61.52		$63.94	$63.86	$61.55	$58.14	$57.18

Total return (4)(5)	(3.78)%	†	.43%	8.35%	7.49%	2.49%	(.50)%

Ratios / supplemental data
Net assets, end of period (in thousands)	$772		$375	$33	$12	$11	$11

Portfolio turnover rate	4.22%	†	34.70%	29.89%	52.51%	40.36%	29.87%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	*	1.64%	1.67%	1.66%	1.82%	1.84%
Before Advisory Fee waiver	2.21%	*	2.20%	2.23%	2.22%	2.22%	2.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	1.25%	*	.52%	2.84%	2.30%	2.41%	1.56%
Before Advisory Fee waiver	.69%	*	(.04)%	2.28%	1.74%	2.01%	1.18%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (1.01)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$74.06		$71.07	$57.99	$56.68	$67.54	$58.52

Income (loss) from investment operations
Net investment income (loss) (2)	.10		(.12)	.17	.28	.14	.55
Net realized and unrealized gain (loss) on investments (3)	(11.36)		8.67	23.42	6.28	(4.85)	13.98

Total income (loss) from investment operations	(11.26)		8.55	23.59	6.56	(4.71)	14.53

Less distributions from
Net investment income	—		(.04)	(.11)	(.31)	(.11)	(.63)
Net realized gain on investments	—		(5.52)	(10.40)	(4.94)	(6.04)	(4.88)

Total distributions	—		(5.56)	(10.51)	(5.25)	(6.15)	(5.51)

Net asset value, end of period	$62.80		$74.06	$71.07	$57.99	$56.68	$67.54

Total return (4)	(15.20)%	†	11.29%	41.39%	11.91%	(6.68)%	25.82%

Ratios / supplemental data
Net assets, end of period (in thousands)	$26,870		$35,957	$31,039	$24,796	$24,961	$31,309

Portfolio turnover rate	—%	†	4.30%	7.89%	2.52%	9.98%	3.65%
Ratio of expenses to average net assets	1.21%	*	1.21%	1.21%	1.23%	1.23%	1.21%
Ratio of net investment income (loss) to average net assets	.31%	*	(.14)%	.27%	.47%	.23%	.88%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$73.81		$70.99	$57.99	$56.53	$67.47	$58.50

Income (loss) from investment operations
Net investment income (loss) (2)	.02		(.32)	.01	.15	(.01)	.32
Net realized and unrealized gain (loss) on investments (3)	(11.32)		8.66	23.39	6.25	(4.84)	14.03

Total income (loss) from investment operations	(11.30)		8.34	23.40	6.40	(4.85)	14.35

Less distributions from
Net investment income	—		—	—	—	(.05)	(.50)
Net realized gain on investments	—		(5.52)	(10.40)	(4.94)	(6.04)	(4.88)

Total distributions	—		(5.52)	(10.40)	(4.94)	(6.09)	(5.38)

Net asset value, end of period	$62.51		$73.81	$70.99	$57.99	$56.53	$67.47

Total return (4)	(15.31)%	†	11.01%	41.05%	11.63%	(6.90)%	25.49%

Ratios / supplemental data
Net assets, end of period (in thousands)	$116		$131	$96	$68	$309	$83

Portfolio turnover rate	—%	†	4.30%	7.89%	2.52%	9.98%	3.65%
Ratio of expenses to average net assets	1.46%	*	1.46%	1.46%	1.48%	1.48%	1.46%
Ratio of net investment income (loss) to average net assets	.06%	*	(.39)%	.02%	.26%	(.02)%	.51%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31,
			2022	2021	2020	2019	2018

Net asset value, beginning of period	$70.33		$68.35	$56.54	$55.64	$66.95	$58.44

Income (loss) from investment operations
Net investment loss (2)	(.22)		(.91)	(.45)	(.31)	(.48)	(.22)
Net realized and unrealized gain (loss) on investments (3)	(10.77)		8.41	22.66	6.15	(4.79)	14.02

Total income (loss) from investment operations	(10.99)		7.50	22.21	5.84	(5.27)	13.80

Less distributions from
Net investment income	—		—	—	—	—	(.41)
Net realized gain on investments	—		(5.52)	(10.40)	(4.94)	(6.04)	(4.88)

Total distributions	—		(5.52)	(10.40)	(4.94)	(6.04)	(5.29)

Net asset value, end of period	$59.34		$70.33	$68.35	$56.54	$55.64	$66.95

Total return (4)	(15.63)%	†	10.20%	39.98%	10.80%	(7.60)%	24.55%

Ratios / supplemental data
Net assets, end of period (in thousands)	$117		$139	$69	$49	$47	$45

Portfolio turnover rate	—%	†	4.30%	7.89%	2.52%	9.98%	3.65%
Ratio of expenses to average net assets	2.21%	*	2.21%	2.21%	2.23%	2.23%	2.21%
Ratio of net investment loss to average net assets	(.69)%	*	(1.14)%	(.74)%	(.53)%	(.77)%	(.34)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$579,160,936	$—	$—	$579,160,936
Silver assets	138,265,223	—	—	138,265,223
Swiss franc assets	—	217,325,379	—	217,325,379
Real estate and natural resource stocks	536,817,409	—	—	536,817,409
Aggressive growth stocks †	523,368,750	—	—	523,368,750
Dollar assets:
Corporate bonds †	—	819,796,459	—	819,796,459
United States Treasury securities	—	73,860,611	—	73,860,611

Total Portfolio	$1,777,612,318	$1,110,982,449	$—	$2,888,594,767

	61.54%	38.46%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,414,748	$—	$13,414,748

Total Portfolio	$—	$13,414,748	$—	$13,414,748

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,314,629	$62,606,072	$—	$69,920,701
Preferred stocks †	8,921,064	379,092	—	9,300,156

Total Portfolio	$16,235,693	$62,985,164	$—	$79,220,857

	20.49%	79.51%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks†	$27,123,600	$—	$—	$27,123,600

Total Portfolio	$27,123,600	$—	$—	$27,123,600

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2022. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the six months then ended.

As of July 31, 2022 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the six months ended July 31, 2022, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$7,291,469	$—	$664,803	$—
Swiss franc assets	(782,254)	—	—	—
United States Treasury and Agency securities	1,449,268	53,669	—	—
Dividends	14,199,359	—	605,949	227,674
Other income	267	—	—	—

	$22,158,109	$53,669	$1,270,752	$227,674

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2022, pursuant to the requirements of the Code.

As of January 31, 2022, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $2,737 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $24,485 of short-term capital loss carryforwards and $549,072 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Aggressive Growth Portfolio had no Post-October losses or Late-Year Ordinary losses, while its Versatile Bond Portfolio had $269,140 of Post-October losses.

During the six months ended July 31, 2022, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2019 through 2021 or expected to be taken on the Fund’s Portfolios’ 2022 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 8, 2021, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 7, 2021. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.18070	$—	$.55849	$.03943
Class A shares	.08463	—	.44520	—
Class C shares	—	—	.19381	—

Short-Term Capital Gain Distributions
Class I Shares	.01518	—	—	4.34332
Class A shares	.01518	—	—	4.34332
Class C shares	.01518	—	—	4.34332

Long-Term Capital Gain Distributions
Class I Shares	.82485	—	—	1.17571
Class A shares	.82485	—	—	1.17571
Class C shares	.82485	—	—	1.17571

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$11,395,383	$—	$1,010,996	$2,013,114
Long-term capital gain †	48,811,371	—	—	540,072

	$60,206,754	$—	$1,010,996	$2,553,186

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2022: (i) the Fund’s Permanent Portfolio reclassified $534,449 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $78,057 from paid-in capital to total distributable earnings; (iii) the Fund’s Versatile Bond Portfolio reclassified $87,285 from total distributable earnings to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $53,670 from paid-in capital to total distributable earnings, to reflect such book and tax basis differences.

As of January 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$3,487,541	$—	$164,574	$—
Undistributed capital gains (losses)	2,808,325	(3,551)	(573,557)	322,080
Post-October and Late-Year Ordinary losses	—	—	(269,140)	—
Unrealized appreciation (depreciation) on investments and foreign currencies	772,109,873	(69,879)	(1,730,439)	23,176,331

	$778,405,739	$(73,430)	$(2,408,562)	$23,498,411

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 14, 2021 (“Waiver Agreement”), effective through June 1, 2023, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $72,500 by the Fund during the six months ended July 31, 2022 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2022 (Unaudited)

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2022:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$447,199,267	$6,767,270	$3,899,307	$—
Sales	195,495,980	—	37,954,944	4,305,580

The Fund’s Permanent Portfolio also purchased $4,795,574 of gold and $7,198,328 of silver during the six months ended July 31, 2022.

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2022 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$481,051,696	$49,548	$5,855	$18,376,128
Investments other than securities	246,134,603	—	—	—

	727,186,299	49,548	5,855	18,376,128
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(118,521,358)	(200,989)	(5,441,426)	(3,283,960)
Investments other than securities	—	—	—	—

	(118,521,358)	(200,989)	(5,441,426)	(3,283,960)

Net unrealized appreciation (depreciation) of investments	$608,664,941	$(151,441)	$(5,435,571)	$15,092,168

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of COVID-19 and its variants, and the mitigating activities undertaken to combat them, including mandates from federal, state and local authorities. The Fund also continues to evaluate the impact to the economy, financial system and markets arising from evolving monetary and fiscal policies designed to mitigate inflationary pressures, and the Russian-Ukraine conflict, including ongoing disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

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ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2022 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

In addition to the Schedules of Investments provided in the Fund’s Semi-Annual and Annual Report to Shareholders, each of the Fund’s Portfolios files its complete schedule of portfolio holdings with the SEC on Form N-PORT as of the first and third fiscal quarters. The Portfolios’ Form N-PORTs are available on the SEC’s website at http://www.sec.gov. The Form N-PORTs may also be reviewed and copied at the SEC’s Public Reference Room, located at 100 F Street, N.E., Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800)-SEC-0330.

Statement Regarding Liquidity Risk Management Program

As required by Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (“Program”). The Program is designed to assess and manage the liquidity risk in each of the Fund’s Portfolios. The Fund’s Board of Trustees has appointed Pacific Heights as the program administrator (“Program Administrator”), which oversees the Program’s administration through a cross-functional committee. The Program Administrator is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program and any material changes to the Program.

On June 20, 2022, the Board reviewed the Program Administrator’s annual written report for the 2021-2022 period (“Report”). The Report discussed a review of liquidity risk and operation of the Program. The Report noted that the Program Administrator uses State Street Bank and Trust Company, the Fund’s custodian, as a third party vendor to provide portfolio classification services, and that each Portfolio’s assets were classified as highly liquid during the review period. The Report discussed the undertaking of ongoing analysis, review of assumptions and consideration of the impact of ongoing portfolio decisions on liquidity. The Report noted that no Portfolio is expected to change any strategy of holding primarily highly liquid investments. The Program Administrator noted that no material changes had been made to the Program since the Board’s last approval of the Program.

The Program Administrator determined that the Program is operating adequately and effectively in promoting effective liquidity risk management, and recommended no changes to the Program.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2022 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2022 and held for the entire six months ended July 31, 2022.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2022” to estimate the expenses you paid on your account during the six months ended July 31, 2022.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2022. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued on following page.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2022 (Unaudited)

	Beginning Account Value January 31, 2022	Ending Account Value July 31, 2022	Expenses Paid During Six Months Ended July 31, 2022*	Annualized Net Expense Ratio *
Permanent Portfolio ®
Class I shares (PRPFX)
Actual	$1,000.00	$979.58	$4.04	.81%
Hypothetical (5% return before expenses)	1,000.00	1,021.12	4.13	.81%
Class A shares (PRPDX)
Actual	1,000.00	977.62	5.28	1.06%
Hypothetical (5% return before expenses)	1,000.00	1,019.86	5.40	1.06%
Class C shares (PRPHX)
Actual	1,000.00	972.02	9.00	1.81%
Hypothetical (5% return before expenses)	1,000.00	1,016.08	9.20	1.81%

Short-Term Treasury Portfolio
Class I shares (PRTBX)
Actual	$1,000.00	$993.95	$3.22	.64%
Hypothetical (5% return before expenses)	1,000.00	1,021.98	3.26	.64%

Versatile Bond Portfolio
Class I Shares (PRVBX)
Actual	$1,000.00	$980.04	$3.24	.65%
Hypothetical (5% return before expenses)	1,000.00	1,021.93	3.31	.65%
Class A Shares (PRVDX)
Actual	1,000.00	978.17	4.49	.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.67	4.58	.90%
Class C Shares (PRVHX)
Actual	1,000.00	972.63	8.20	1.65%
Hypothetical (5% return before expenses)	1,000.00	1,016.89	8.39	1.65%

Aggressive Growth Portfolio
Class I Shares (PAGRX)
Actual	$1,000.00	$917.28	$5.85	1.21%
Hypothetical (5% return before expenses)	1,000.00	1,019.11	6.16	1.21%
Class A Shares (PAGDX)
Actual	1,000.00	915.46	7.05	1.46%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.43	1.46%
Class C Shares (PAGHX)
Actual	1,000.00	910.07	10.64	2.21%
Hypothetical (5% return before expenses)	1,000.00	1,014.06	11.22	2.21%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365).

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

HUGH A. BUTLER

Trustee	Age 70

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 82

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

Continued on following page.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 59

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 67

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 67

Ms. Freund has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Semi-Annual Report

Six Months Ended July 31, 2022

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	09/22

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2022 Permanent Portfolio Family of Funds. All rights reserved.